DEPOSITS BY BANKS	6 Months Ended
Jun. 30, 2025
Disclosure Of Deposits From Banks [Abstract]
DEPOSITS BY BANKS	16. DEPOSITS BY BANKS

	30 June 2025	31 December 2024
	£m	£m
Items in the course of transmission	507	523
Deposits held as collateral	1,236	682
Other deposits[1]	10,161	12,787
Amounts due to Santander UK subsidiaries	3	1
	11,907	13,993
1 Includes balance drawn from the TFSME of £8.6bn (2024: £11.0bn).